Commitments and Contingencies - (Narrative) (Details) $ in Thousands				1 Months Ended		3 Months Ended									12 Months Ended
	Jul. 31, 2018 USD ($)	Jan. 12, 2018	Jan. 01, 2018	Jun. 30, 2019 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) company	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 USD ($) company	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jan. 09, 2020 USD ($)
Commitments and Contingencies [Line Items]
Number of service agreements with pipeline companies | company						4									4
Operation and maintenance expenses										$ 102,728				$ 82,372	$ 404,961	$ 564,536	$ 544,180	$ 340,604
Deferred gas cost						$ 98,717				$ 141,636					98,717	141,636
Other expenses															$ 300
Statutory federal income tax rate (%)		21.00%								21.00%					21.00%		21.00%	35.00%
Regulated operating revenue, gas										$ 402,101				377,470	$ 1,330,651	1,272,694	$ 1,248,063	$ 1,166,968
Regulatory assets, noncurrent						84,886				99,105					84,886	99,105
Income tax expense (benefit)										7,471				25,072	18,083	(42,591)	(24,989)	81,839
Net income						(72,530)	$ 66,476	$ 21,268	$ (112,319)	(48,100)	$ 180,530	$ 10,876	$ (108,707)	$ (58,549)	(97,105)	$ 34,599	$ 24,150	$ (137,495)
Accrued minimum liability expected amount						330									330
Statutory amount available for dividend payments with regulatory approval						25									25
Virginia rate case
Commitments and Contingencies [Line Items]
Requested base rate increase	$ 37,600
Regulated operating revenue, gas															7,900
Regulatory assets, noncurrent						2,000									2,000
Income tax expense (benefit)															8,500
Virginia rate case | Asset Impairment for Regulatory Action
Commitments and Contingencies [Line Items]
Regulatory assets, noncurrent						5,500									5,500
Other comprehensive income before Tax															18,900
Net income															10,900
Virginia rate case | Asset Impairment for Regulatory Action | Subsequent Event
Commitments and Contingencies [Line Items]
Regulatory assets																			$ 7,100
Virginia SAVE program
Commitments and Contingencies [Line Items]
Requested base rate increase	$ 14,700
Increase in base rate amount															13,200
Reflect transfer amount															101,900
Tax cuts and jobs act rate refunds
Commitments and Contingencies [Line Items]
Statutory federal income tax rate (%)			21.00%														35.00%
Regulated operating revenue, gas					$ 41,200					$ 13,700					9,000		$ 27,500
Merger agreement, circumstance 2
Commitments and Contingencies [Line Items]
Operation and maintenance expenses															136,600
Other Commitments Payable						17,000									17,000
Future hiring | Merger agreement, circumstance 2
Commitments and Contingencies [Line Items]
Operation and maintenance expenses															2,400
Extend natural gas service | Merger agreement, circumstance 2
Commitments and Contingencies [Line Items]
Operation and maintenance expenses															70,000
Future leak mitigation | Merger agreement, circumstance 2
Commitments and Contingencies [Line Items]
Operation and maintenance expenses															8,000
Antero contract
Commitments and Contingencies [Line Items]
Loss contingency, damages awarded, value				$ 95,900
Loss contingency accrual						2,600									2,600
Antero contract | Washington Gas
Commitments and Contingencies [Line Items]
Operation and maintenance expenses															3,000
Loss contingency, damages awarded, value				11,200
Loss contingency accrual						11,200									11,200
Loss contingency, receivable						1,300									1,300
Deferred gas cost						4,700									4,700
Antero contract | WGL Midstream
Commitments and Contingencies [Line Items]
Loss contingency, damages awarded, value				$ 84,700
Court Costs
Commitments and Contingencies [Line Items]
Loss contingency accrual						100									100
Minimum | Virginia
Commitments and Contingencies [Line Items]
Estimate of possible loss						32,000									32,000
Maximum | Virginia
Commitments and Contingencies [Line Items]
Estimate of possible loss						$ 123,300									$ 123,300